Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Deposits	$ 81,815	$ 13,198
Prepaid operation expenses	51,664	27,396
Others	4,190	1,372
Prepaid expenses and other receivables	$ 137,669	$ 41,966